[ARK Funds Logo Omitted]
--------------------------------------------------------------------------------

CORPORATE CLASSES
SEMI ANNUAL REPORT

OCTOBER 31, 2000

U.S. TREASURY CASH MANAGEMENT PORTFOLIO
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
PRIME CASH MANAGEMENT PORTFOLIO
TAX-FREE CASH MANAGEMENT PORTFOLIO

[Ark Graphic Omitted]

TABLE OF CONTENTS

--------------------------------------------------
LETTER TO SHAREHOLDERS                           1

MANAGEMENT DISCUSSION AND ANAYLSIS               2

STATEMENTS OF NET ASSETS                         4

STATEMENTS OF OPERATIONS                        11

STATEMENTS OF CHANGES IN NET ASSETS             12

FINANCIAL HIGHLIGHTS                            13

NOTES TO FINANCIAL STATEMENTS                   14

NOTICE TO SHAREHOLDERS                          16

October 31, 2000


DEAR ARK FUNDS SHAREHOLDERS:



We are now mid-way through our fiscal year, and we are pleased to update you on the progress of the ARK Cash Management Portfolios. The Cash Management Portfolios were created earlier this year to better meet our corporate and municipal shareholders' short-term investment needs by offering more investment choices.

Our Annual and Semi Annual Reports are always a great way for us to touch base with you, and provide you with the information you need to keep abreast of your investments. This Semi Annual Report includes the portfolio manager's economic review and outlook for the ARK Cash Management Portfolios for the year 2001, as well as information on portfolio performance, holdings, and diversification as of October 31, 2000.

We thank you for investing in the ARK Funds, and we look forward to continuing to help you meet your short-term financial goals.


/s/ signature omitted

William H. Cowie, Jr.

Chairman

CASH MANAGEMENT PORTFOLIOS
MANAGEMENT DISCUSSION AND ANALYSIS


[James M. Hannan Photo Omitted]

JAMES M. HANNAN
---------------------------------------------------
PORTFOLIO MANAGER


JAMES M. HANNAN IS A PRINCIPAL OF ALLIED INVESTMENT
ADVISORS, INC. HE IS PORTFOLIO MANAGER OF THE CASH
MANAGEMENT PORTFOLIOS. HE HAS MORE THAN 13 YEARS OF
INVESTMENT MANAGEMENT EXPERIENCE.

REVIEW AND OUTLOOK
      The Federal Reserve (the "Fed") has not changed monetary policy since May 16th of this year, when it raised short-term interest rates by 1/2% to 6.5%. However, the Fed continues to be more concerned with the risks of inflation than with the risk of an economic slowdown. The Federal Open Market Committee (FOMC) released the following statement at the conclusion of their meeting on October 3, 2000: "Against the background of its long-term goals of price stability and sustainable economic growth ... the Committee believes the risks continue to be weighted mainly toward conditions that may generate heightened inflation pressures in the future."
      Clearly, the economy is slowing as the one-two punch of higher oil prices and higher short-term interest rates around the world are taking effect. For the quarter ended September 30, 2000, the Gross Domestic Product (GDP) increased at only a 2.7% rate versus a 5.6% pace for the second quarter of the year. The labor market is no longer tightening as the unemployment rate has remained between 3.9% and 4.1% for the last year. Another sign of the slowdown is the decline in the Purchasing Managers Survey, which registered its lowest reading since December 1998. Inflation, as measured by the Consumer Price Index (CPI), is up 3.5% for the past year while the core rate of inflation is up only 2.6%. The core CPI is up only 0.2% above its five-year average of 2.4%. The economic slowdown and stable inflation is good news to the Fed and may signal the end of their tightening cycle, which started in June 1999. As economic statistics have revealed a slowdown, investors have changed their expectations for future monetary policy. Currently, we share the market's expectations that the Fed will leave interest rates unchanged for the remainder of the year. This change in perception resulted in the one-year LIBOR declining from 7.2% to 6.7% on October 31st.
      Our strategy changed as we became more confident in the economic slowdown, and our opinion for future Fed policy changed from expecting further rate increases, to a Fed on hold, to potentially lowering short term interest rates during the first half of 2001. We extended the average maturity of the Portfolios by purchasing higher-yielding securities that mature in the fall of 2001. Looking forward, we will focus on purchasing securities maturing during the first quarter of 2001 to take advantage of any potential spike in year-end interest rates. As always, we will continue to utilize our relative value investment process and actively manage the ARK Cash Management Portfolios.

                                   ARK FUNDS SEMI ANNUAL REPORT OCTOBER 31, 2000


U.S. TREASURY CASH MANAGEMENT
PORTFOLIO PERFORMANCE AS OF
OCTOBER 31, 2000*
--------------------------------------------------------------
                     Corp. II            iMoneyNet Inc.
                      Class       100% U.S. Treasury Average+
--------------------------------------------------------------
    Seven Day
 Effective Yield      5.86%                5.58%
--------------------------------------------------------------

[Chart Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON

------------------------------------------------------------------------------------------
              ARK U.S. Treasury Cash Management Portfolio,          iMoneyNet, Inc.
                           Corporate II Class                  100% U.S. Treasury Average+
------------------------------------------------------------------------------------------
7/31/00                            1.99%                                   4.65%
------------------------------------------------------------------------------------------
8/31/00                            5.79                                    4.79
------------------------------------------------------------------------------------------
9/30/00                            5.85                                    4.97
------------------------------------------------------------------------------------------
10/31/00                           5.70                                    5.12
------------------------------------------------------------------------------------------

U.S. GOVERNMENT CASH MANAGEMENT
PORTFOLIO PERFORMANCE AS OF
OCTOBER 31, 2000*

--------------------------------------------------------------------------------------------
                                                  iMoneyNet Inc.          iMoneyNet Inc.
                      Corp. II    Corp. III  Gov't Only Institutions   U.S. Gov't & Agencies
                       Class        Class         Only Average+             Average+
--------------------------------------------------------------------------------------------
    Seven Day
 Effective Yield        6.38%       6.22%             6.08%                  5.92%
--------------------------------------------------------------------------------------------

[Chart Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON

------------------------------------------------------------------------------------------------------------------------------
            ARK U.S. Government                iMoneyNet, Inc.                 ARK U.S. Government             iMoneyNet, Inc.
         Cash Management Portfolio     Government Only Institutions        Cash Management Portfolio         U.S. Government &
            Corporate II Class                 Only Average+                  Corporate III Class            Agencies Average+
------------------------------------------------------------------------------------------------------------------------------
7/31/00             5.98%                           6.19%                             5.86%                         6.04%
------------------------------------------------------------------------------------------------------------------------------
8/31/00             6.03                            6.16                              5.89                          6.01
------------------------------------------------------------------------------------------------------------------------------
9/30/00             6.05                            6.16                              5.90                          6.01
------------------------------------------------------------------------------------------------------------------------------
10/31/00            6.04                            6.16                              5.90                          6.01
------------------------------------------------------------------------------------------------------------------------------

PRIME CASH MANAGEMENT PORTFOLIO
PERFORMANCE AS OF
OCTOBER 31, 2000*

--------------------------------------------------------------------------------------
                                                 iMoneyNet, Inc.i       MoneyNet, Inc.
                  Corp. Corp. II  Corp. III   First Tier Institutions    First Tier
                  Class   Class      Class        Only Average+           Average+
--------------------------------------------------------------------------------------
   Seven Day
 Effective Yield   6.63%  6.36%      6.21%           6.26%                  5.91%
--------------------------------------------------------------------------------------

[Chart Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON

-----------------------------------------------------------------------------------------------------------------------------------
                  ARK Prime Cash           iMoneyNet, Inc.        ARK Prime Cash       iMoneyNet, Inc.           ARK Prime Cash
               Management Portfolio,   First Tier Institutions Management Portfolio,     First Tier           Management Portfolio,
                  Corporate Class           Only Average+       Corporate II Class        Average+             Corporate III Class
-----------------------------------------------------------------------------------------------------------------------------------
7/31/00                0.82%                    6.25%                  3.08%                5.90%
-----------------------------------------------------------------------------------------------------------------------------------
8/31/00                6.37                     6.26                   6.54                 5.91                     $3.09
-----------------------------------------------------------------------------------------------------------------------------------
9/30/00                6.37                     6.25                   6.12                 5.90                      5.97
-----------------------------------------------------------------------------------------------------------------------------------
10/31/00               6.38                     6.25                   6.13                 5.89                      5.98
-----------------------------------------------------------------------------------------------------------------------------------

TAX-FREE CASH MANAGEMENT PORTFOLIO
PERFORMANCE AS OF
OCTOBER 31, 2000*

----------------------------------------------------------------------------
                                  iMoneyNet, Inc.       Tax-Free Stockbroker
                 Corp. III    Tax-Free Institutions      & General Purpose
                    Class         Only Average+             Average+
----------------------------------------------------------------------------
    Seven Day
 Effective Yield    3.74%             3.94%                   3.69%
----------------------------------------------------------------------------

[Chart Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON

-----------------------------------------------------------------------------------------------------------------------------------
                        ARK Tax-Free                                iMoneyNet, Inc.                      iMoneyNet, Inc.
                 Cash Management Portfolio,                      Tax-Free Institutions                Tax-Free Stockbroker
                     Corporate III Class                             Only Average+                 & General Purpose Average+
-----------------------------------------------------------------------------------------------------------------------------------
7/31/00                      3.38%                                        3.64%                                3.43%
-----------------------------------------------------------------------------------------------------------------------------------
8/31/00                      3.47                                         3.76                                 3.53
-----------------------------------------------------------------------------------------------------------------------------------
9/30/00                      3.66                                         3.98                                 3.75
-----------------------------------------------------------------------------------------------------------------------------------
10/31/00                     3.68                                         3.96                                 3.72
-----------------------------------------------------------------------------------------------------------------------------------

* Past performance of the Portfolios is not predictive of future performance. + The performance of the iMoneyNet, Inc. indices does not include operating expenses that are incurred by the Portfolio.

CASH MANAGEMENT PORTFOLIOS

U.S. TREASURY CASH MANAGEMENT PORTFOLIO

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000 (UNAUDITED)

[Pie Graphic Omitted]

% OF TOTAL PORTFOLIO INVESTMENTS
U.S. Treasury Bills -- 100%


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY BILLS (A) -- 100.5%
       6.143%, 01/04/01           $5,000            $4,946
       6.105%, 01/11/01                5                 5
       6.063%, 12/07/00            2,149             2,136
       6.052%, 12/07/00              923               918
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
    (Cost $8,005)                                   $8,005
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.5%
    (Cost $8,005)                                   $8,005
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.5%)        $    (36)
================================================================================
NET ASSETS:
Portfolio Shares of Corporate II Class
   (unlimited authorization -- no par value)
   based on 7,968,803 outstanding shares
   of beneficial interest                            7,969
Portfolio Shares of Corporate III Class
   (unlimited authorization -- no par
   value) based on 101 outstanding shares
   of beneficial interest                               --
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                          $7,969
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE II CLASS            $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS           $1.00
================================================================================
(A) THE EFFECTIVE YIELD AT TIME OF PURCHASE IS SHOWN AS THE RATE ON THE STATEMENT OF NET ASSETS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   ARK FUNDS SEMI ANNUAL REPORT OCTOBER 31, 2000

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000 (UNAUDITED)

[PIE GRAPHIC OMITTED]

% OF TOTAL PORTFOLIO INVESTMENTS
Repurchase  Agreements -- 41%
U.S Government Agency Obligations -- 59%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.9%
    FFCB (A)
       6.725%, 08/08/01          $10,000          $  9,509
    FHLB (B)
       6.480%, 11/01/00           10,000             9,995
    FHLB (A)
       6.674%, 01/10/01           25,000            24,686
    FHLMC (A)
       6.539%, 01/11/01           20,000            19,746
       6.500%, 04/12/01           10,000             9,717
    FHLMC, MTN
       6.350%, 01/05/01           50,000            49,958
    FNMA
       8.250%, 12/18/00           10,000            10,016
    FNMA (A)
       6.747%, 11/30/00           10,000             9,948
       6.609%, 12/14/00           10,000             9,923
    FNMA (B)
       6.470%, 11/01/00           10,000             9,994
    SLMA, MTN (B)
       6.752%, 11/07/00           10,000             9,997
       6.732%, 11/07/00           10,000             9,996
       6.700%, 11/07/00            9,000             8,994
       6.695%, 11/07/00           15,000            15,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $207,479)                               $207,479
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 41.2%
    DEUTSCHE BANK
     6.560%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $60,010,933 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $61,200,792)                 60,000            60,000



                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    GOLDMAN SACHS GROUP
     6.300-6.550% dated 10/31/00,
     matures 11/01/00, repurchase
     price $69,997,868 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $71,385,540)                $69,985         $  69,985
    SALOMON SMITH BARNEY
     6.530% dated 10/31/00,
     matures 11/01/00, repurchase
     price $15,002,721 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $15,308,577)                 15,000            15,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $144,985)                               $144,985
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
    (Cost $352,464)                               $352,464
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)      $     (255)
================================================================================
NET ASSETS:
Portfolio Shares of Corporate Class
   (unlimited authorization -- no par value)
   based on 100 outstanding shares
   of beneficial interest                               --
Portfolio Shares of Corporate II Class
   (unlimited authorization -- no par value)
   based on 349,664,025 outstanding shares
   of beneficial interest                          349,664
Portfolio Shares of Corporate III Class
   (unlimited authorization -- no par
   value) based on 2,541,911 outstanding shares
   of beneficial interest                            2,542
Accumulated net realized gain on investments             3
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                        $352,209
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE CLASS               $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE II CLASS            $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE-- CORPORATE III CLASS            $1.00
================================================================================
(A) DISCOUNT NOTES. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE DISCOUNT YIELD AT THE TIME OF PURCHASE.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CASH MANAGEMENT PORTFOLIOS

PRIME CASH MANAGEMENT PORTFOLIO

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000 (UNAUDITED)

% OF TOTAL PORTFOLIO  INVESTMENTS
U.S. Government Agency Obligations -- 6%
Corporate Obligations -- 8%
Repurchase Agreements -- 47%
Commercial Paper -- 39%


                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.9%
    FHLMC (A)
       6.401%, 11/01/00           $2,100           $ 2,100
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $2,100)                                   $2,100
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 8.2%
    BANKS -- 0.6%
    BANK ONE, NA ILLINOIS, MTN
       6.840%, 01/12/01              200               200
--------------------------------------------------------------------------------
    TOTAL BANKS                                     $  200
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 7.6%
    GENERAL MOTORS ACCEPTANCE, MTN
       6.750%, 06/05/01            1,000             1,000
    GOLDMAN SACHS GROUP, MTN
       6.200%, 02/15/01            1,000               998
    JOHN DEERE CAPITAL, MTN (B)
       6.760%, 01/25/00              400               400
    MERRILL LYNCH, SER B, MTN (B)
       6.760%, 11/10/00              300               300
--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                        $2,698
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (Cost $2,898)                                   $2,898
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 39.2%
    AUTOMOTIVE -- 8.5%
    CHEVRON CAPITAL USA
       6.501%, 11/01/00            1,500             1,500
    DAIMLER CHRYSLER, NA
       6.521%, 11/01/00            1,500             1,500
--------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                $3,000
--------------------------------------------------------------------------------


                               PRINCIPAL           MARKET
    DESCRIPTION              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
    FINANCIAL SERVICES -- 23.7%
    ASSOCIATES, NA
       6.601%, 11/01/00           $1,500          $  1,500
    ATLANTIS ONE FUNDING
       6.583%, 11/01/00              300               300
    BAVARIA
       6.668%, 01/22/01            1,000               985
    BETA FINANCE
       6.532%, 11/20/00            1,000               997
    CIESCO (A)
       6.470%, 12/05/00              400               397
    CORPORATE ASSET FUNDING
       6.527%, 11/01/00              400               400
    DAKOTA CERTIFICATES
       6.563%, 11/14/00              325               324
    DELAWARE FUNDING
       6.645%, 01/19/01            1,000               986
    EDISON ASSET SECURITIES
       6.678%, 01/19/01            1,000               986
    JP MORGAN
       6.631%, 11/01/00            1,500             1,500

--------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                       $ 8,375
--------------------------------------------------------------------------------
    LEASING & RENTING -- 7.0%
    HOUSEHOLD FINANCE
       6.651%, 11/01/00            1,500             1,500
    PITNEY BOWES CREDIT
       6.520%, 11/16/00            1,000               997

--------------------------------------------------------------------------------
    TOTAL LEASING & RENTING                        $ 2,497
================================================================================
TOTAL COMMERCIAL PAPER
    (Cost $13,872)                                 $13,872
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 47.1%
    GOLDMAN SACHS GROUP
     6.550%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $7,818,422 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $7,973,750)                   7,817             7,817
    SALOMON SMITH BARNEY
     6.530%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $8,876,610 (collateralized
     by U.S. Treasury Obligations:
     total market value
     $9,061,863)                   8,875             8,875
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $16,692)                                 $16,692
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
    (Cost $35,562)                                 $35,562
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- (0.4%)        $   (160)
================================================================================

                                   ARK FUNDS SEMI ANNUAL REPORT OCTOBER 31, 2000

PRIME CASH MANAGEMENT PORTFOLIO CONCLUDED
                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Corporate Class
   (unlimited authorization -- no par value)
   based on 1,130,306 outstanding shares
   of beneficial interest                         $  1,130
Portfolio Shares of Corporate II Class
   (unlimited authorization -- no par value)
   based on 249,856 outstanding shares
   of beneficial interest                              250
Portfolio Shares of Corporate III Class
   (unlimited authorization -- no par value)
   based on 34,022,308 outstanding shares
   of beneficial interest                           34,022
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                         $35,402
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE II CLASS            $1.00
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS           $1.00
================================================================================
(A) DISCOUNT NOTES. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE DISCOUNT YIELD AT THE TIME OF PURCHASE.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 2000. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE
NA -- NORTH AMERICA
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CASH MANAGEMENT PORTFOLIOS

TAX-FREE CASH MANAGEMENT PORTFOLIO

STATEMENT OF NET ASSETS
AS OF OCTOBER 31, 2000 (UNAUDITED)

[PIE GRAPHIC OMITTED]

% OF TOTAL PORTFOLIO INVESTMENTS
General Obligations -- 5%
Tax-Exempt Commercial Paper -- 11%
Anticipation Notes -- 4%
Revenue Bonds -- 80%

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 99.7%
    ARIZONA -- 0.7%
    MARICOPA, POLLUTION CONTROL
     AUTHORITY RB, ARIZONA PUBLIC
     SERVICES, SER B, LOC (A)
       4.600%, 11/01/00           $  200             $ 200

--------------------------------------------------------------------------------
    TOTAL ARIZONA                                   $  200
--------------------------------------------------------------------------------
    DISTRICT OF COLUMBIA -- 2.5%
    DISTRICT OF COLUMBIA GO,
     SER 1992 A-1, LOC (A)
       4.700%, 11/01/00              200               200
    DISTRICT OF COLUMBIA GO,
     SER 1992 A-2, LOC (A)
       4.700%, 11/01/00              100               100
    DISTRICT OF COLUMBIA GO,
     SER 1992 A-4, LOC (A)
       4.700%, 11/01/00              100               100
    DISTRICT OF COLUMBIA GO,
     SER 1992 A-6, LOC (A)
       4.700%, 11/01/00              300               300

--------------------------------------------------------------------------------
    TOTAL DISTRICT OF COLUMBIA                      $  700
--------------------------------------------------------------------------------
    FLORIDA -- 14.4%
    FLORIDA STATE, HOUSING FINANCE
     AUTHORITY RB, FNMA (A)
       4.350%, 11/01/00            1,100             1,100
    JACKSONVILLE TECP
       4.250%, 12/05/00            1,000             1,000
    PINELLAS COUNTY, HOUSING &
     FINANCE AUTHORITY RB,
     FOXBRIDGE APARTMENTS,
     SER A, FNMA (A)
       4.350%, 11/03/00            1,000             1,000
    SUNSHINE STATE TECP
       4.250%, 12/05/00            1,000             1,000

--------------------------------------------------------------------------------
    TOTAL FLORIDA                                   $4,100
--------------------------------------------------------------------------------

                               PRINCIPAL           MARKET
    DESCRIPTION              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
    ILLINOIS -- 0.4%
    ILLINOIS STATE, DEVELOPMENT
     & FINANCE AUTHORITY RB,
     POLLUTION CONTROL, AMOCO
     OIL PROJECT (A)
       4.600%, 11/01/00           $  100             $ 100
--------------------------------------------------------------------------------
    TOTAL ILLINOIS                                  $  100
--------------------------------------------------------------------------------
    INDIANA -- 4.2%
    ROCKPORT, POLLUTION
     CONTROL RB, MICHIGAN POWER
     PROJECT, AMBAC (A)
       4.350%, 11/03/00            1,200             1,200
--------------------------------------------------------------------------------
    TOTAL INDIANA                                   $1,200
--------------------------------------------------------------------------------
    KENTUCKY -- 3.5%
    KENTUCKY STATE, ECONOMIC
     DEVELOPMENT FINANCE
     AUTHORITY RB, BAPTIST
     CONVALESCENT CENTER, LOC (A)
       4.450%, 11/03/00            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL KENTUCKY                                  $1,000
--------------------------------------------------------------------------------
    LOUISIANA -- 1.1%
    LOUISIANA STATE, PUBLIC FACILITIES
     AUTHORITY RB, KENNER HOTEL
     PROJECT, LOC (A)
       4.550%, 11/01/00              300               300
--------------------------------------------------------------------------------
    TOTAL LOUISIANA                                 $  300
--------------------------------------------------------------------------------
    MARYLAND -- 10.2%
    MARYLAND STATE, HEALTH & HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, CHARLESTOWN COMMUNITY,
     SER 1998-A, LOC (A)
       4.300%, 11/01/00            1,000             1,000
    MARYLAND STATE, HEALTH & HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, POOLED LOAN PROGRAM,
     SER B, LOC (A)
       4.250%, 11/01/00            1,000             1,000
    MARYLAND STATE, HEALTH & HIGHER
     EDUCATION FACILITIES AUTHORITY
     RB, POOLED LOAN PROGRAM,
     SER D, LOC (A)
       4.300%, 11/02/00              900               900
--------------------------------------------------------------------------------
    TOTAL MARYLAND                                  $2,900
--------------------------------------------------------------------------------
    MASSACHUSETTS -- 4.9%
    MASSACHUSETTS STATE, HEALTH &
     EDUCATIONAL FACILITIES AUTHORITY
     RB, HARVARD UNIVERSITY (A)
       3.950%, 11/01/00            1,400             1,400

--------------------------------------------------------------------------------
    TOTAL MASSACHUSETTS                             $1,400
--------------------------------------------------------------------------------

                                  ARK FUNDS SEMI ANNUAL REPORT  OCTOBER 31, 2000

TAX-FREE CASH MANAGEMENT PORTFOLIO CONTINUED

                               PRINCIPAL            MARKET
DESCRIPTION                 AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
    MICHIGAN -- 1.8%
    DETROIT WATER SUPPLY SYSTEMS
     RB, FGIC (A)
       4.300%, 11/01/00           $  500             $ 500
--------------------------------------------------------------------------------
    TOTAL MICHIGAN                                  $  500
--------------------------------------------------------------------------------
    MINNESOTA -- 4.2%
    MINNEAPOLIS TAX INCREMENT GO,
     SER A (A)
       4.250%, 11/02/00              200               200
    MINNESOTA STATE, SCHOOL DISTRICT
     TAX & AID ANTICIPATION
     INDEBTEDNESS COP, SER B
       5.000%, 08/17/01            1,000             1,005
--------------------------------------------------------------------------------
    TOTAL MINNESOTA                                 $1,205
--------------------------------------------------------------------------------
    MISSOURI -- 8.5%
    COLUMBIA RB, SER A,
     LOC (A)
       4.350%, 11/01/00            1,000             1,000
    MISSOURI STATE, HEALTH &
     EDUCATION FACILITIES AUTHORITY
     RB, WASHINGTON UNIVERSITY
     PROJECT, SER A (A)
       4.650%, 11/01/00            1,400             1,400
--------------------------------------------------------------------------------
    TOTAL MISSOURI                                  $2,400
--------------------------------------------------------------------------------
    NEVADA -- 3.5%
    CLARK COUNTY, AIRPORT
     IMPROVEMENT AUTHORITY RB,
     SER A, MBIA, LOC (A)
       4.250%, 11/01/00            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL NEVADA                                    $1,000
--------------------------------------------------------------------------------
    NEW JERSEY -- 4.9%
    NEW JERSEY STATE, MUNICIPAL
     SECURITIES TRUST RECEIPTS,
     SER CB1 (A)
       4.300%, 02/15/01            1,400             1,400
--------------------------------------------------------------------------------
    TOTAL NEW JERSEY                                $1,400
--------------------------------------------------------------------------------
    NORTH CAROLINA -- 4.6%
    RALEIGH DURHAM, AIRPORT
     AUTHORITY RB, AMERICAN AIRLINES
     PROJECT, SER A, LOC (A)
       4.650%, 11/01/00            1,000             1,000
    RALEIGH DURHAM, AIRPORT
     AUTHORITY RB, AMERICAN AIRLINES
     PROJECT SER B, LOC (A)
       4.650%, 11/01/00              300               300
--------------------------------------------------------------------------------
    TOTAL NORTH CAROLINA                            $1,300
--------------------------------------------------------------------------------


                               PRINCIPAL           MARKET
    DESCRIPTION              AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
    PENNSYLVANIA -- 13.8%
    ALLEGHENY COUNTY, HOSPITAL
     DEVELOPMENT AUTHORITY
     RB, PRESBYTERIAN UNIVERSITY
     HEALTH SYSTEM, MBIA (A)
       4.400%, 11/02/00            1,000          $  1,000
    DELAWARE VALLEY, REGIONAL
     FINANCE AUTHORITY RB,
     GOVERNMENT REVENUE,
     SER A, LOC (A)
       4.300%, 11/01/00            1,400             1,400
    MONTGOMERY COUNTY, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     SETON MEDICAL, LOC (A)
       4.250%, 11/07/00              500               500
    SOUTHEASTERN PENNSYLVANIA
     TRANSIT AUTHORITY RB, LOC
       6.000%, 06/01/01            1,000             1,009
--------------------------------------------------------------------------------
    TOTAL PENNSYLVANIA                             $ 3,909
--------------------------------------------------------------------------------
    SOUTH DAKOTA -- 3.5%
    LOWER BRULE SIOUX TRIBE GO,
     LOC (A)
       4.400%, 11/02/00            1,000             1,000
--------------------------------------------------------------------------------
    TOTAL SOUTH DAKOTA                             $ 1,000
--------------------------------------------------------------------------------
    TEXAS -- 4.6%
    MIDLOTHIAN, INDUSTRIAL
     DEVELOPMENT AUTHORITY RB,
     BOX-CROW CEMENT PROJECT,
     LOC (A)
       4.300%, 11/01/00              300               300
    TEXAS STATE TRAN
       5.250%, 08/31/01            1,000             1,008
--------------------------------------------------------------------------------
    TOTAL TEXAS                                    $ 1,308
--------------------------------------------------------------------------------
    WASHINGTON -- 4.2%
    WASHINGTON STATE, PUBLIC POWER
     SUPPLY RB, NUCLEAR PROJECT,
     AMBAC (A)
       4.400%, 11/01/00            1,200             1,200
--------------------------------------------------------------------------------
    TOTAL WASHINGTON                               $ 1,200
--------------------------------------------------------------------------------
    WYOMING -- 4.2%
    LINCOLN COUNTY, POLLUTION
     CONTROL AUTHORITY RB,
     EXXON PROJECT (A)
       4.600%, 11/01/00              100               100
    SWEETWATER COUNTY TECP
       4.250%, 11/08/00            1,100             1,100
--------------------------------------------------------------------------------
    TOTAL WYOMING                                   $1,200
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
    (Cost $28,322)                                 $28,322
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
    (Cost $28,322)                                 $28,322
================================================================================
OTHER ASSETS AND LIABILITIES, NET-- 0.3%             $  92
================================================================================

CASH MANAGEMENT PORTFOLIOS

TAX-FREE CASH MANAGEMENT PORTFOLIO CONCLUDED


                                                    MARKET
DESCRIPTION                                    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Corporate III Class
   (unlimited authorization -- no par value)
   based on 28,413,731 outstanding shares
   of beneficial interest                         $ 28,414
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                         $28,414
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS           $1.00
================================================================================
(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER, 31 2000. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
COP -- CERTIFICATE OF PARTICIPATION
GO -- GENERAL OBLIGATION
LOC -- SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A
       MAJOR BANK OR OTHER FINANCIAL INSTITUTION.
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX & REVENUE ANTICIPATION NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR THE SECURITIES LISTED ABOVE, AS INDICATED.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE  ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   STATEMENTS OF OPERATIONS (000) (UNAUDITED)
                      FOR THE PERIOD ENDED OCTOBER 31, 2000

                                                U.S. TREASURY      U.S. GOVERNMENT          PRIME            TAX-FREE
                                                    CASH                CASH                CASH               CASH
                                                 MANAGEMENT          MANAGEMENT          MANAGEMENT         MANAGEMENT
                                                  PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                -------------      ---------------       ----------         ----------
INVESTMENT INCOME:
   Interest                                          $46               $9,362                $315               $420
                                                     ---               ------                ----               ----
     Total Investment Income                          46                9,362                 315                420
                                                     ---               ------                ----               ----

EXPENSES:
   Administrator Fees                                  1                  183                   6                 13
   Less: Waiver of Administrator Fees                 --                  (95)                 (3)                (7)
   Investment Advisory Fees                            1                  211                   7                 15
   Less: Waiver of Investment Advisory Fees           --                 (153)                 (2)               (10)
   Custodian Fees                                     --                   44                   1                  1
   Transfer Agency Fees                               --                   14                  --                  1
   Professional Fees                                  --                   17                  --                  1
   Registration Fees                                  --                   72                   1                  4
   Distribution Fees -- Corporate II Class            --                  346                  --                 --
   Distribution Fees -- Corporate III Class            2                    5                  14                 40
   Printing Fees                                      --                   19                  --                  2
   Trustee Fees                                       --                    3                  --                 --
   Miscellaneous Fees                                 --                   24                   2                  3
                                                     ---               ------                ----               ----
     Total Expenses                                    4                  690                  26                 63
                                                     ---               ------                ----               ----
   Net Investment Income                              42                8,672                 289                357
                                                     ---               ------                ----               ----
   Net Realized Gain on Investments                   --                    3                  --                 --
                                                     ---               ------                ----               ----
   Net Increase in Net Assets
     Resulting from Operations                       $42               $8,675                $289               $357
                                                     ===               ======                ====               ====



    The accompanying notes are an integral part of the financial statements.

              STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
                            FOR THE PERIOD INDICATED


                                               U.S. TREASURY     U.S. GOVERNMENT          PRIME            TAX-FREE
                                                   CASH               CASH                CASH               CASH
                                                MANAGEMENT          MANAGEMENT          MANAGEMENT         MANAGEMENT
                                                 PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                               -------------     ---------------        ----------         ----------
                                                  7/21/00*            6/1/00*             6/5/00*            6/23/00*
                                                 to 10/31/00        to 10/31/00         to 10/31/00        to 10/31/00
                                               -------------     ---------------        ----------         ----------
OPERATIONS:
   Net Investment Income                          $   42             $  8,672              $   289            $   357
   Net Realized Gain on Investments                   --                    3                   --                 --
                                                  ------             --------              -------            -------
   Net increase in Net Assets from Operations         42                8,675                  289                357
                                                  ------             --------              -------            -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Corporate Class                                  --                  (21)                 (67)                --
     Corporate II Class                              (42)              (8,573)                  (8)                --
     Corporate III Class                              --                  (78)                (214)              (357)
                                                  ------             --------              -------            -------
   Total Distributions                               (42)              (8,672)                (289)              (357)
                                                  ------             --------              -------            -------
CAPITAL SHARE TRANSACTIONS:
   Corporate Class:
     Shares Issued                                    --              121,804                8,340                 --
     Shares Issued in Lieu of Cash Distributions      --                   --                   --                 --
     Shares Redeemed                                  --             (121,804)              (7,210)                --
                                                  ------             --------              -------            -------
   Total Corporate Class Share Transactions           --                   --                1,130                 --
                                                  ------             --------              -------            -------
   Corporate II Class:
     Shares Issued                                 7,974              749,032                9,846                 --
     Shares Issued in Lieu of Cash Distributions      --                   --                   --                 --
     Shares Redeemed                                  (5)            (399,368)              (9,596)                --
                                                  ------             --------              -------            -------
   Total Corporate II Class Share Transactions     7,969              349,664                  250                 --
                                                  ------             --------              -------            -------
   Corporate III Class:
     Shares Issued                                     5               46,095               48,125             36,076
     Shares Issued in Lieu of Cash Distributions      --                   --                   --                 --
     Shares Redeemed                                  (5)             (43,553)             (14,103)            (7,662)
                                                  ------             --------              -------            -------
   Total Corporate III Class Share Transactions       --                2,542               34,022             28,414
                                                  ------             --------              -------            -------
   Increase in Net Assets from
     Shareholder Transactions                      7,969              352,206               35,402             28,414
                                                    ----              -------               ------             ------
   NET INCREASE IN NET ASSETS                      7,969              352,209               35,402             28,414

NET ASSETS:
   Beginning of period                                --                   --                   --                 --
                                                  ------             --------              -------            -------
   End of period                                  $7,969             $352,209              $35,402            $28,414
                                                  ======             ========              =======            =======
SHARES ISSUED AND REDEEMED:
   Corporate Class:
     Shares Issued                                    --              121,804                8,340                 --
     Shares Issued in Lieu of Cash Distributions      --                   --                   --                 --
     Shares Redeemed                                  --             (121,804)              (7,210)                --
                                                  ------             --------              -------            -------
   Total Corporate Class share Transactions           --                   --                1,130                 --
                                                  ------             --------              -------            -------
   Corporate II Class:
     Shares Issued                                 7,974              749,032                9,846                 --
     Shares Issued in Lieu of Cash Distributions      --                   --                   --                 --
     Shares Redeemed                                  (5)            (399,368)              (9,596)                --
                                                  ------             --------              -------            -------
   Total Corporate II Class share Transactions     7,969              349,664                  250                 --
                                                  ------             --------              -------            -------
   Corporate III Class:
     Shares Issued                                     5               46,095               48,125             36,076
     Shares Issued in Lieu of Cash Distributions      --                   --                   --                 --
     Shares Redeemed                                  (5)             (43,553)             (14,103)            (7,662)
                                                  ------             --------              -------            -------
   Total Corporate III Class share Transactions       --                2,542               34,022             28,414
                                                  ------             --------              -------            -------
   Net Increase in share Transactions              7,969              352,206               35,402             28,414
                                                  ======             ========              =======            =======

 * Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31, 2000 (UNAUDITED)

                           NET ASSET              NET          REALIZED AND        DISTRIBUTIONS     DISTRIBUTIONS        NET ASSET
                           BEGINNING           INVESTMENT    GAINS OR (LOSSES)    FROM INVESTMENT    FROM  CAPITAL        VALUE, END
                           OF PERIOD             INCOME       ON INVESTMENTS          INCOME            GAINS             OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO
---------------------------------------
  CORPORATE II CLASS
  2000 (1)                     $1.00                0.02            --                  (0.02)            --                  $1.00
  CORPORATE III CLASS
  2000 (2)                     $1.00                0.01            --                  (0.01)            --                  $1.00

-----------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
-----------------------------------------

  CORPORATE CLASS
  2000 (3)                     $1.00                  --            --                     --             --                  $1.00
  CORPORATE II CLASS
  2000 (4)                     $1.00                0.03            --                  (0.03)            --                  $1.00
  CORPORATE III CLASS
  2000 (5)                     $1.00                0.02            --                  (0.02)            --                  $1.00

-------------------------------
PRIME CASH MANAGEMENT PORTFOLIO
-------------------------------

  CORPORATE CLASS
  2000 (6)                     $1.00                0.02            --                  (0.02)            --                  $1.00
  CORPORATE II CLASS
  2000 (7)                     $1.00                0.02            --                  (0.02)            --                  $1.00
  CORPORATE III CLASS
  2000 (8)                     $1.00                0.01            --                  (0.01)            --                  $1.00

----------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO
----------------------------------

  CORPORATE III CLASS
  2000 (9)                     $1.00                0.01            --                  (0.01)            --                  $1.00


                                                                                                              RATIO OF
                                                                                                              EXPENSES
                                                                     RATIO OF            INVESTMENT          TO AVERAGE
                                               NET ASSETS           EXPENSES              INCOME             NET ASSETS
                             TOTAL               END OF            TO AVERAGE           TO AVERAGE           (EXCLUDING
                             RETURN            PERIOD (000)         NET ASSETS           NET ASSETS           WAIVERS)
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO
---------------------------------------
  CORPORATE II CLASS
  2000 (1)                    1.62%+              $  7,969               0.49%              5.72%               0.58%
  CORPORATE III CLASS
  2000 (2)                    0.48%+              $     --               0.64%              5.47%               0.73%

-----------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
-----------------------------------------

  CORPORATE CLASS
  2000 (3)                    0.22%+              $     --               0.24%              6.43%               0.33%
  CORPORATE II CLASS
  2000 (4)                    2.59%+              $349,667               0.49%              6.18%               0.58%
  CORPORATE III CLASS
  2000 (5)                    2.45%+              $  2,542               0.64%              6.03%               0.73%

-------------------------------
PRIME CASH MANAGEMENT PORTFOLIO
-------------------------------

  CORPORATE CLASS
  2000 (6)                    1.67%+              $  1,130               0.24%              6.09%               0.33%
  CORPORATE II CLASS
  2000 (7)                    2.33%+              $    250               0.49%              6.00%               0.58%
  CORPORATE III CLASS
  2000 (8)                    1.25%+              $ 34,022               0.64%              5.99%               0.73%

----------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO
----------------------------------

  CORPORATE III CLASS
  2000 (9)                    1.28%+              $ 28,414               0.64%              3.58%               0.73%

    +  Total return is for the period indicated and has not been annualized.
   (1) Commenced operations on July 21, 2000. All ratios for the period have been annualized.
   (2) Commenced operations on October 6, 2000. All ratios for the period have been annualized.
   (3) Commenced operations on October 19, 2000. All ratios for the period have been annualized.
   (4) Commenced operations on June 1, 2000. All ratios for the period have been annualized.
   (5) Commenced operations on June 6, 2000. All ratios for the period have been annualized.
   (6) Commenced operations on July 28, 2000. All ratios for the period have been annualized.
   (7) Commenced operations on June 5, 2000. All ratios for the period have been annualized.
   (8) Commenced operations on August 16, 2000. All ratios for the period have been annualized.
   (9) Commenced operations on June 23, 2000. All ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1.   ORGANIZATION

     ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, and amended and restated on March 19, 1993.

     The Fund consists of twenty-five separate investment Portfolios (individually a "Portfolio" and collectively, the "Portfolios"):

        U.S. Treasury Cash Management Portfolio
        U.S. Government Cash Management Portfolio
        Prime Cash Management Portfolio
        Tax-Free Cash Management Portfolio
          (collectively, the "Cash Management Portfolios")
        Money Market Portfolio
        Tax-Free Money Market Portfolio
        U.S. Government Money Market Portfolio
        U.S. Treasury Money Market Portfolio
          (collectively,  the "Money  Market  Portfolios")
        Short-Term Treasury Portfolio
        Short-Term Bond Portfolio
        Maryland Tax-Free Portfolio
        Pennsylvania Tax-Free Portfolio
        Intermediate Fixed Income Portfolio
        U.S. Government Bond Portfolio
        Income Portfolio
        Balanced Portfolio
        Equity Income Portfolio
        Value Equity Portfolio
        Equity Index Portfolio
        Blue Chip Equity Portfolio
        Capital Growth Portfolio
        Mid-Cap Equity Portfolio
        Small-Cap Equity Portfolio
        International Equity Portfolio
          (formerly International Equity Selection Portfolio)
        Emerging Markets Equity Portfolio

     The financial statements and notes presented herein are those of the Cash Management Portfolios. The financial statements of the other Portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios.


2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios. The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION -- Investment securities held by the Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

     INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day. It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

     CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

                          NOTES TO FINANCIAL STATEMENTS

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS-- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

     DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Portfolios. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

     OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Interest income is recognized using the accrual method.


3.   INVESTMENT ADVISORY AND ADMINISTRATIVE FEES
     AND OTHER TRANSACTIONS WITH AFFILIATES

     Allied Investment Advisors, Inc. is the investment advisor to each of the Portfolios. Allied Investment Advisors, Inc. is an affiliate of Allfirst Trust Company, N.A., the Custodian and Sub-Administrator of each of the Portfolios. Pursuant to an investment advisory contract on behalf of each Portfolio, Allied Investment Advisors, Inc. is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

     PORTFOLIO                                    ANNUAL RATE
--------------------------------------------------------------------------------
     U.S. Treasury Cash Management                     0.15%
--------------------------------------------------------------------------------
     U.S. Government Cash Management                   0.15%
--------------------------------------------------------------------------------
     Prime Cash Management                             0.15%
--------------------------------------------------------------------------------
     Tax-Free Cash Management                          0.15%
--------------------------------------------------------------------------------

     Allied Investment Advisors, Inc. has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

     SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and transfer agent for the Fund under an Administration Agreement and Transfer Agency Agreement. The Administrator is entitled to receive an annual fee of 0.13% of each Portfolio's average net assets, paid monthly, for services performed under the administration agreement. The Administrator has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time. Pursuant to a separate agreement between Allfirst Trust Company, N.A. and the Administrator, Allfirst Trust Company, N.A. performs sub-administration services on behalf of the Portfolios, for which it receives an annual fee, paid by the Administrator, of up to 0.0275% of each Portfolio's net assets. Allfirst Trust Company, N.A. is currently waiving this fee. The waiver is voluntary and may be discounted at any time.


4.   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     The fund's Board of Trustees has adopted a Distribution and Services Plan on behalf of each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, SEI Investments Distribution Co. ("SIDCO") acts as Distributor for the Fund pursuant to a Distribution Agreement on behalf of each Portfolio. The Plan permits payment of up to 0.25% of the average net assets of the Corporate II Class shares of each Portfolio and 0.40% of the average net assets of the Corporate III Class shares of each Portfolio.

                             NOTICE TO SHAREHOLDERS
                                   (UNAUDITED)

For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

For the fiscal year ended October 31, 2000, each Portfolio is designating the following items with regard to distributions paid during the year.


                              LONG TERM (20% RATE)        ORDINARY
                                  CAPITAL GAINS            INCOME           TAX-EXEMPT
                                  DISTRIBUTIONS         DISTRIBUTION          INCOME                                  QUALIFYING
PORTFOLIO                          (TAX BASIS)           (TAX BASIS)       DISTRIBUTION             TOTAL            DIVIDENDS (1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Cash Management          0%                  100%                 0%                  100%                  0%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Cash Management        0%                  100%                 0%                  100%                  0%
------------------------------------------------------------------------------------------------------------------------------------
Prime Cash Management                  0%                  100%                 0%                  100%                  0%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Management               0%                    0%               100%                  100%                  0%
------------------------------------------------------------------------------------------------------------------------------------


(1) Qualifying dividends represent dividends that qualify for the corporate dividends received deduction.

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Allied Investment Advisors, Inc.
Baltimore, Maryland

TRUSTEES
--------------------------------------------------------------------------------
William H. Cowie, Jr.
David D. Downes
Victor Garland
Rick A. Gold
Charlotte R. Kerr
Thomas Schweizer
Richard B. Seidel

ADMINISTRATOR
--------------------------------------------------------------------------------
SEI Investments Mutual Funds Services
Oaks, Pennsylvania

DISTRIBUTOR
--------------------------------------------------------------------------------
SEI Investments Distribution Co.
Oaks, Pennsylvania

LEGAL COUNSEL
--------------------------------------------------------------------------------
Kirkpatrick & Lockhart LLP
Washington, D.C.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
KPMG LLP
Boston, Massachusetts

CUSTODIAN
--------------------------------------------------------------------------------
Allfirst Trust Co., N.A.
Baltimore, Maryland

--------------------------------------------------------------------------------
This report and the financial statements contained herein are submitted for the general information of the shareholders of the ARK Funds. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included. Shares of the portfolios are not deposits of any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested.

--------------------------------------------------------------------------------


[ARK Logo Omitted]
101-624
25 South Charles Street
Baltimore, MD  21201

We are pleased to send you our Semi Annual Report for the period ended 10/31/00. This report contains important information about your investments in the ARK Funds.
Since we are required by law to send a semi annual report to each person listed as a shareholder, you
(or your household) may receive more than one report.


This material must be preceded
or accompanied by a current
prospectus.

ARK-F-013-01